Supplement (Vanguard Emerging Markets Stock Index Fund)	12 Months Ended
Oct. 31, 2012
ETF
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary ProspectusNew Target Index

Effective immediately, Vanguard Emerging Markets Stock Index Fund has begun tracking its new target index, the FTSE Emerging Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with FTSE may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund's current prospectus have not changed. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Index, while employing a form of sampling to reduce risk. The FTSE Emerging Index includes approximately 851 common stocks of companies located in emerging markets around the world. As of May 31, 2013, the largest markets covered in the Index were China, Brazil, Taiwan, and India (which made up approximately 20%, 15%, 13%, and 9%, respectively, of the Index's market capitalization).

Vanguard Emerging Markets Stock Index Fund (the 'Fund') is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited ('FTSE') or the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties'), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Emerging Index (the 'Index') (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. 'FTSE(r)' is a trademark of LSEG and is used by FTSE under license.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 533B 062013

Institutional
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary ProspectusNew Target Index

Effective immediately, Vanguard Emerging Markets Stock Index Fund has begun tracking its new target index, the FTSE Emerging Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with FTSE may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund's current prospectus have not changed. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Index, while employing a form of sampling to reduce risk. The FTSE Emerging Index includes approximately 851 common stocks of companies located in emerging markets around the world. As of May 31, 2013, the largest markets covered in the Index were China, Brazil, Taiwan, and India (which made up approximately 20%, 15%, 13%, and 9%, respectively, of the Index's market capitalization).

Vanguard Emerging Markets Stock Index Fund (the 'Fund') is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited ('FTSE') or the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties'), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Emerging Index (the 'Index') (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. 'FTSE(r)' is a trademark of LSEG and is used by FTSE under license.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 533B 062013

Participant
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary ProspectusNew Target Index

Effective immediately, Vanguard Emerging Markets Stock Index Fund has begun tracking its new target index, the FTSE Emerging Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with FTSE may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund's current prospectus have not changed. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Index, while employing a form of sampling to reduce risk. The FTSE Emerging Index includes approximately 851 common stocks of companies located in emerging markets around the world. As of May 31, 2013, the largest markets covered in the Index were China, Brazil, Taiwan, and India (which made up approximately 20%, 15%, 13%, and 9%, respectively, of the Index's market capitalization).

Vanguard Emerging Markets Stock Index Fund (the 'Fund') is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited ('FTSE') or the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties'), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Emerging Index (the 'Index') (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. 'FTSE(r)' is a trademark of LSEG and is used by FTSE under license.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 533B 062013

Participant:
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary ProspectusNew Target Index

Effective immediately, Vanguard Emerging Markets Stock Index Fund has begun tracking its new target index, the FTSE Emerging Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with FTSE may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund's current prospectus have not changed. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Index, while employing a form of sampling to reduce risk. The FTSE Emerging Index includes approximately 851 common stocks of companies located in emerging markets around the world. As of May 31, 2013, the largest markets covered in the Index were China, Brazil, Taiwan, and India (which made up approximately 20%, 15%, 13%, and 9%, respectively, of the Index's market capitalization).

Vanguard Emerging Markets Stock Index Fund (the 'Fund') is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited ('FTSE') or the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties'), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Emerging Index (the 'Index') (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. 'FTSE(r)' is a trademark of LSEG and is used by FTSE under license.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 533B 062013

Retail
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary ProspectusNew Target Index

Effective immediately, Vanguard Emerging Markets Stock Index Fund has begun tracking its new target index, the FTSE Emerging Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with FTSE may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund's current prospectus have not changed. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Index, while employing a form of sampling to reduce risk. The FTSE Emerging Index includes approximately 851 common stocks of companies located in emerging markets around the world. As of May 31, 2013, the largest markets covered in the Index were China, Brazil, Taiwan, and India (which made up approximately 20%, 15%, 13%, and 9%, respectively, of the Index's market capitalization).

Vanguard Emerging Markets Stock Index Fund (the 'Fund') is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited ('FTSE') or the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties'), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Emerging Index (the 'Index') (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. 'FTSE(r)' is a trademark of LSEG and is used by FTSE under license.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 533B 062013

Signal
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary ProspectusNew Target Index

Effective immediately, Vanguard Emerging Markets Stock Index Fund has begun tracking its new target index, the FTSE Emerging Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with FTSE may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund's current prospectus have not changed. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Index, while employing a form of sampling to reduce risk. The FTSE Emerging Index includes approximately 851 common stocks of companies located in emerging markets around the world. As of May 31, 2013, the largest markets covered in the Index were China, Brazil, Taiwan, and India (which made up approximately 20%, 15%, 13%, and 9%, respectively, of the Index's market capitalization).

Vanguard Emerging Markets Stock Index Fund (the 'Fund') is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited ('FTSE') or the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties'), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Emerging Index (the 'Index') (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. 'FTSE(r)' is a trademark of LSEG and is used by FTSE under license.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 533B 062013

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard International Equity Index Funds
Central Index Key	dei_EntityCentralIndexKey	0000857489
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 28, 2013
Vanguard Emerging Markets Stock Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 28, 2013
Vanguard Emerging Markets Stock Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 28, 2013
Vanguard Emerging Markets Stock Index Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 28, 2013
Vanguard Emerging Markets Stock Index Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 28, 2013
Vanguard Emerging Markets Stock Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 28, 2013
Vanguard Emerging Markets Stock Index Fund | Signal
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 28, 2013